Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Right-of-use assets
Beginning balance	$ 2,920,000	$ 1,462,000
Additions	459,000	3,641,000
Disposal		175,000
Loss on modification	80,000	461,000
Depreciation	(1,621,000)	(1,450,000)
Interest expense	0	0
Effect of foreign exchange rates	8,000	(97,000)
Ending balance	1,846,000	2,920,000	$ 1,462,000
Lease liabilities
Beginning balance	2,441,000	1,187,000
Additions	446,000	3,641,000
Disposal		(175,000)
Loss on modification	86,000	(428,000)
Interest expense	76,000	56,000	115,000
Interest expense.	76,000	56,000
Payments	(1,667,000)	(1,948,000)
Effect of foreign exchange rates	(82,000)	108,000
Ending balance	1,300,000	2,441,000	$ 1,187,000
Lease liabilities - current	1,282,000	1,458,000
Lease liabilities - non-current	$ 18,000	$ 983,000